Subsequent Event	12 Months Ended
Dec. 31, 2021
Subsequent Event
Subsequent Event

Note 15 - Subsequent Event

On January 8, 2021, ITHC borrows $73,000 (the “Principal Amount”) from YU CHAO, a holder of 18,056 shares of the Company’s common stock (the “Repurchase Shares”); ITHC has agreed to repurchase the Repurchase Shares from YU CHAO at $4.50 per share, on 24th September 2021. The Principal Amount shall bear interest at the rate of 12% per annum, and shall become due and payable on September 24th 2021.

On January 14, 2021, ITHC borrows $1,000 (the “Principal Amount”) from MA WENKAI, a holder of 6,666 shares of the Company’s common stock (the “Repurchase Shares”); ITHC has agreed to repurchase the Repurchase Shares from MA WENKAI at $4.50 per share, on 1st October 2021. The Principal Amount shall bear interest at the rate of 12% per annum, and shall become due and payable on September 24th 2021.

On January 21, 2021, ITHC borrows $101,000 (the “Principal Amount”) from SHI BEI, a holder of 25,278 shares of the Company’s common stock (the “Repurchase Shares”); ITHC has agreed to repurchase the Repurchase Shares from SHI BEI at $4.50 per share, on 1st October 2021. The Principal Amount shall bear interest at the rate of 12% per annum, and shall become due and payable on September 24th 2021.

ON April 25, 2022, ITHC renewed the agreement with YU CHAO. The new due date for $73,000 will be June 30th, 2022. All other provisions of the original Note shall prevail unless otherwise written.